Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expenses

The components of lease expense for the years ended June 30, 2026, 2025, and 2024, are as follows:

Components of lease expense:	2026	2025	2024
Operating lease cost	$163,226	$248,791	$222,169
Short-term lease cost	—	31,351	56,758
Total lease cost	$163,226	$280,142	$278,927

Schedule of Supplemental Cash Flow Information Related to Lease

Supplemental cash flow information related to lease are as follows:

Supplemental cash flow information:	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$266,851	$237,533	$220,286
Change in lease liabilities (operating cash flow)	$163,938	$118,554	$228,196
ROU assets obtained in exchange for lease obligations:
Operating leases	$1,313,710	$—	$—

Schedule of Information Regarding Company’s Lease

Information regarding the Company’s lease were as follows:

Weighted-average remaining lease term:	2026	2025
Operating leases (in years)	5.00	1.42

Weighted-average incremental borrowing rate:	2026	2025
Operating leases	6.66%	4.96%

Schedule of Future Minimum Lease Payments under Non Cancellable Lease

Future minimum lease payments under non-cancellable lease as of June 30, 2026, are as follows:

Maturities of lease liabilities:
Year ending June 30,
2027	174,074
2028	303,642
2029	303,642
2030	303,642
2031	303,642
Thereafter	—
Total undiscounted cash flows	1,388,642
Less: Present value factor	(49,736)
Present value of lease liabilities	$1,338,906